LEASES - Other information (Details)	Jun. 30, 2022	Dec. 31, 2021
Weighted-average remaining lease term:
Operating leases	8 years 6 months	8 years 3 months 18 days
Finance leases	9 years 9 months 18 days
Weighted-average discount rate:
Operating leases	5.93%	6.18%
Finance leases	5.90%